Loans, allowance for loan losses and credit quality - Impaired loans (Details 5) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 1,257	SFr 1,207	SFr 1,501
Restructured loans	344	365	358
Potential problem loans	639	639	613
Total other impaired loans	983	1,004	971
Gross impaired loans	2,240	2,211	2,472
Non-interest-earning loans	228	222	265
Non-performing loans	1,029	SFr 985	1,236
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	75		62
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	728		906
Restructured loans	331		345
Potential problem loans	574		559
Total other impaired loans	905		904
Gross impaired loans	1,633		1,810
Non-interest-earning loans	195		233
Non-performing loans	533		673
Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	64		67
Restructured loans	0		0
Potential problem loans	47		19
Total other impaired loans	47		19
Gross impaired loans	111		86
Non-interest-earning loans	5		5
Non-performing loans	59		62
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	587		721
Restructured loans	331		345
Potential problem loans	524		513
Total other impaired loans	855		858
Gross impaired loans	1,442		1,579
Non-interest-earning loans	147		182
Non-performing loans	440		539
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	71		104
Restructured loans	0		0
Potential problem loans	3		27
Total other impaired loans	3		27
Gross impaired loans	74		131
Non-interest-earning loans	43		46
Non-performing loans	28		58
Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	6		14
Restructured loans	0		0
Potential problem loans	0		0
Total other impaired loans	0		0
Gross impaired loans	6		14
Non-interest-earning loans	0		0
Non-performing loans	6		14
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	529		595
Restructured loans	13		13
Potential problem loans	65		54
Total other impaired loans	78		67
Gross impaired loans	607		662
Non-interest-earning loans	33		32
Non-performing loans	496		563
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	248		201
Restructured loans	13		13
Potential problem loans	62		40
Total other impaired loans	75		53
Gross impaired loans	323		254
Non-interest-earning loans	9		11
Non-performing loans	239		190
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	118		210
Restructured loans	0		0
Potential problem loans	2		13
Total other impaired loans	2		13
Gross impaired loans	120		223
Non-interest-earning loans	16		17
Non-performing loans	102		193
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	163		184
Restructured loans	0		0
Potential problem loans	1		1
Total other impaired loans	1		1
Gross impaired loans	164		185
Non-interest-earning loans	8		4
Non-performing loans	155		180
Bank
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,245		1,489
Restructured loans	344		358
Potential problem loans	639		613
Total other impaired loans	983		971
Gross impaired loans	2,228		2,460
Non-interest-earning loans	216		253
Non-performing loans	1,029		1,236
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	75		62
Bank | Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	716		894
Restructured loans	331		345
Potential problem loans	574		559
Total other impaired loans	905		904
Gross impaired loans	1,621		1,798
Non-interest-earning loans	183		221
Non-performing loans	533		673
Bank | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	64		67
Restructured loans	0		0
Potential problem loans	47		19
Total other impaired loans	47		19
Gross impaired loans	111		86
Non-interest-earning loans	5		5
Non-performing loans	59		62
Bank | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	575		709
Restructured loans	331		345
Potential problem loans	524		513
Total other impaired loans	855		858
Gross impaired loans	1,430		1,567
Non-interest-earning loans	135		170
Non-performing loans	440		539
Bank | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	71		104
Restructured loans	0		0
Potential problem loans	3		27
Total other impaired loans	3		27
Gross impaired loans	74		131
Non-interest-earning loans	43		46
Non-performing loans	28		58
Bank | Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	6		14
Restructured loans	0		0
Potential problem loans	0		0
Total other impaired loans	0		0
Gross impaired loans	6		14
Non-interest-earning loans	0		0
Non-performing loans	6		14
Bank | Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	529		595
Restructured loans	13		13
Potential problem loans	65		54
Total other impaired loans	78		67
Gross impaired loans	607		662
Non-interest-earning loans	33		32
Non-performing loans	496		563
Bank | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	248		201
Restructured loans	13		13
Potential problem loans	62		40
Total other impaired loans	75		53
Gross impaired loans	323		254
Non-interest-earning loans	9		11
Non-performing loans	239		190
Bank | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	118		210
Restructured loans	0		0
Potential problem loans	2		13
Total other impaired loans	2		13
Gross impaired loans	120		223
Non-interest-earning loans	16		17
Non-performing loans	102		193
Bank | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	163		184
Restructured loans	0		0
Potential problem loans	1		1
Total other impaired loans	1		1
Gross impaired loans	164		185
Non-interest-earning loans	8		4
Non-performing loans	SFr 155		SFr 180